INVENTORY (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Medicine [Member] USD ($)	Dec. 31, 2012 Medicine [Member] CNY	Dec. 31, 2011 Medicine [Member] CNY	Dec. 31, 2012 Medical Spare Parts [Member] USD ($)	Dec. 31, 2012 Medical Spare Parts [Member] CNY	Dec. 31, 2011 Medical Spare Parts [Member] CNY	Dec. 31, 2012 Low-value Consumable [Member] USD ($)	Dec. 31, 2012 Low-value Consumable [Member] CNY	Dec. 31, 2011 Low-value Consumable [Member] CNY
Medical Inventory [Line Items]
Inventories	$ 1,394	8,681	1,364	$ 1,025	6,385		$ 323	2,011		$ 46	285	1,364